Net Operating Losses	1 Months Ended
Dec. 31, 2014
Net Operating Losses
Net Operating Losses	NOTE 4–NET OPERATING LOSSES As of December 31, 2014, the Company has a net operating loss carry-forward of approximately $32,764, which will expire 20 years from the date the loss was incurred.